Investments and Equity Method Investments - Schedule of Investments and Equity Method Investments (Parenthetical) (Details) - USD ($) $ in Thousands	Jun. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Net Investment Income [Line Items]
Equity Method Investments	$ 6,914	[1]	$ 13,194	[1],[2]	$ 28,924	[2]
Platform Ventures [Member]
Net Investment Income [Line Items]
Equity Method Investments	$ 0		$ 0		$ 0

[1]	Equity method investments in Platform Ventures with a carrying value of zero as of June 30, 2022 and December 31, 2021 were excluded from the table.
[2]	Equity method investments in Platform Ventures with a carrying value of zero as of December 31, 2021 and 2020 were excluded from the table above.